9. OTHER EXPENSES	15 Months Ended
Mar. 31, 2014
Other Income and Expenses [Abstract]
9. OTHER EXPENSES

NOTE 9 – OTHER EXPENSES

A breakout of other expense is as follows

	For the Year Ended December 31,
	2012	2013
Other expenses
Computer and internet	$4,846	$4,060
Telephone	1,281	1,214
Other	1,127	1,137
	$7,254	$6,411